Changes in Accounting Policies Required by the Initial Application of IFRS 9 and IFRS 15 - Classification and measurement of financial instruments (Details) $ in Thousands	Dec. 31, 2017 MXN ($)
Current portion of long-term debt | Amortized cost
Financial Instruments
Financial liabilities, carrying amount immediately before initial application of IFRS 9	$ 2,103,870
Financial liabilities, carrying amount immediately after initial application of IFRS 9	2,103,870
Long-term debt | Amortized cost
Financial Instruments
Financial liabilities, carrying amount immediately before initial application of IFRS 9	121,993,128
Financial liabilities, carrying amount immediately after initial application of IFRS 9	121,993,128
Cash and bank accounts
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	1,761,260
Financial assets, carrying amount immediately after initial application of IFRS 9	1,761,260
Short-term investments | FVIL
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	37,021,338
Financial assets, carrying amount immediately after initial application of IFRS 9	37,021,338
Other Financial Assets | FVIL
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	5,942,500
Other Financial Assets | FVOCIL
Financial Instruments
Financial assets, carrying amount immediately after initial application of IFRS 9	5,942,500
Current maturities of non-current financial assets | Amortized cost
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	23,529
Financial assets, carrying amount immediately after initial application of IFRS 9	23,529
Trade notes and accounts receivable, net | Amortized cost
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	24,727,073
Financial assets, carrying amount immediately after initial application of IFRS 9	24,727,073
Options | FVIL
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	795,010
Financial assets, carrying amount immediately after initial application of IFRS 9	795,010
Forward | FVIL
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	397,037
Financial assets, carrying amount immediately after initial application of IFRS 9	397,037
Forward | Hedge accounting
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	112,157
Financial assets, carrying amount immediately after initial application of IFRS 9	112,157
Interest rate swap | Hedge accounting
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	664,724
Financial assets, carrying amount immediately after initial application of IFRS 9	664,724
Warrants issued by UHI | FVOCIL
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	36,395,183
Financial assets, carrying amount immediately after initial application of IFRS 9	36,395,183
Open Ended Fund | FVOCIL
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	7,297,577
Financial assets, carrying amount immediately after initial application of IFRS 9	7,297,577
Financial assets held to maturity | Amortized cost
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	287,605
Financial assets, carrying amount immediately after initial application of IFRS 9	287,605
Other
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	16,487
Financial assets, carrying amount immediately after initial application of IFRS 9	16,487
TVI | Options | FVIL
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	100,700
Financial assets, carrying amount immediately after initial application of IFRS 9	100,700
TVI | Interest rate swap | Hedge accounting
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	84,109
Financial assets, carrying amount immediately after initial application of IFRS 9	84,109
Empresas Cablevision | Options | FVIL
Financial Instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	110,137
Financial assets, carrying amount immediately after initial application of IFRS 9	$ 110,137